Other Disclosures - Remuneration To Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Share-based compensation expenses	kr 2.0	kr 2.0	kr 1.0
Total	111.0	93.0	81.0
Executive Management
Share-Based Compensation
Base Salary	22.3	18.3	15.7
Defined Contribution Plans	1.5	1.4	1.2
Other Benefits	3.7	6.9	4.5
Annual Cash Bonus	16.6	15.7	14.7
Share-based compensation expenses	53.7	38.3	32.6
Total	97.8	80.6	68.7
Jan van de Winkel
Share-Based Compensation
Base Salary	7.9	7.3	7.3
Defined Contribution Plans	1.1	1.0	1.0
Other Benefits	0.6	1.0	3.6
Annual Cash Bonus	7.9	8.4	8.4
Share-based compensation expenses	20.6	19.6	14.9
Total	38.1	37.3	35.2
Anthony Pagano
Share-Based Compensation
Base Salary	3.2	3.0
Defined Contribution Plans	0.1	0.1
Annual Cash Bonus	1.9	2.3
Share-based compensation expenses	7.2	5.2
Total	12.4	10.6
Anthony Mancini
Share-Based Compensation
Base Salary	3.9	3.1
Defined Contribution Plans	0.1	0.1
Other Benefits	3.1	3.3
Annual Cash Bonus	2.3	2.0
Share-based compensation expenses	7.2	3.1
Total	16.6	11.6
Judith Klimovsky
Share-Based Compensation
Base Salary	4.0	4.0	4.1
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits		0.1
Annual Cash Bonus	2.5	3.0	3.1
Share-based compensation expenses	13.2	12.7	9.7
Total	19.8	19.9	17.0
Tahamtan Ahmadi
Share-Based Compensation
Base Salary	3.3
Defined Contribution Plans	0.1
Annual Cash Bonus	2.0
Share-based compensation expenses	5.5
Total	kr 10.9
David A. Eatwell
Share-Based Compensation
Base Salary		0.9	4.3
Defined Contribution Plans		0.1	0.1
Other Benefits		2.5	0.9
Annual Cash Bonus			3.2
Share-based compensation expenses		2.3	8.0
Total		kr 1.2	kr 16.5